Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share

The following table details the computation of basic and diluted earnings per share for the years ended December 31, 2013 and 2012:

	2013	2012
Net income	$2,889,351	$2,782,880
Convertible preferred stock dividends (Series A and D)	(183,423)	(183,423)

Net income available to common shareholders	$2,705,928	$2,599,457

Weighted average common shares outstanding	3,542,984	3,540,914

Effect of dilutive securities:
Options	—	—
Convertible preferred stock (Series A and D)	633,935	633,935

Weighted average common shares outstanding, diluted	4,176,919	4,174,849

Basic earnings per common share	$0.76	$0.73

Diluted earnings per common share	$0.69	$0.67